CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
OPERATING EXPENSES -
General and administrative expenses	$ 1,782	$ 1,106	$ 1,054	$ 827	$ 6,287	$ 4,504	$ 5,331	$ 7,120	$ 1,831
Other losses (income)	5		24	19	(97)	(33)	(14)		20
OPERATING LOSS	1,787	1,106	1,078	846	6,190	4,471
FINANCIAL EXPENSES (INCOME), net	(968)	144	126	468	177	1,677	2,145	256	119
EQUITY LOSSES IN NONCONSOLIDATED SUBSIDIARIES	(90)	38			1,055
NET LOSS FOR THE YEAR	$ 729	$ 1,288	$ 1,204	$ 1,314	$ 7,422	$ 6,148	$ 7,462	$ 7,376	$ 1,970
Net loss per common share - basic and diluted (in dollars per share)	$ (0.003)	$ (0.007)	$ (0.010)	$ (0.026)	$ (0.033)	$ (0.063)	$ (0.088)	$ (0.334)	$ (0.345)
Weighted average number of common shares outstanding during the period - basic and diluted (in shares)	247,645,712	177,011,554	124,326,729	51,031,823	226,092,398	97,056,429	85,135,631	22,077,519	5,705,471